Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders' equity
Schedule of subscribed and paid-in capital stock

	December 31, 2017
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	344,004,973	Ps.	265,269
Series BB Class I	49,766,000		38,375
Treasury Series B Class I shares	(324,507)		(250)
	393,446,466	Ps.	303,394

	December 31, 2016
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	350,234,000	Ps.	270,071
Series BB Class I	49,766,000		38,375
Treasury Series B Class I shares	(6,229,027)		(4,802)
	393,770,973	Ps.	303,644